CASH AND CASH EQUIVALENTS AND RESTRICTED CASH - Cash and cash equivalent and restricted cash denominated in foreign currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	¥ 10,687,189	¥ 9,084,634
RMB
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	9,581,174	7,878,530
USD
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	1,095,713	1,195,720
HKD
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	2,763	4,423
EUR
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	2,055	1,943
Others
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	¥ 5,484	¥ 4,018